Document and Entity Information	0 Months Ended
Jul. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	CULLEN FUNDS TRUST
Central Index Key	0001109957
Amendment Flag	false
Document Creation Date	Aug 30, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	Aug 30, 2012

Cullen Value Fund
Cullen Value Fund
Investment Objective
The Cullen Value Fund (the “Value Fund”) seeks long-term capital appreciation and current income. Capital appreciation is a primary objective and current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cullen Value Fund		Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Operating Expenses Cullen Value Fund		Retail Class	Class C	Class I
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.56%	0.56%	0.56%
Total Annual Fund Operating Expenses	[2]	1.84%	2.59%	1.59%
Acquired Fund Fees & Expenses		0.03%	0.03%	0.03%
Less Expense Reduction/Reimbursement	[3]	(0.81%)	(0.81%)	(0.81%)
Net Annual Fund Operating Expenses		1.03%	1.78%	0.78%
[1]	Other expenses are based on estimated amounts.
[2]	Does not include Acquired Fund Fees and Expenses.
[3]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2013. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Fund or the Adviser prior to its termination date.

Expense Example

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Cullen Value Fund (USD $)	1 Year	3 Years*
Retail Class	105	500	[1]
Class C	181	729	[1]
Class I	80	422	[1]
[1]	The Expense Example amounts reflect the expense waiver and reimbursement agreement in effect through October 31, 2013. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.

Principal Investment Strategies

The Value Fund invests, under normal circumstances, at least 80% of its net assets in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depository Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Small- and Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of small- and medium-capitalization companies. Small- and medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Value Fund if any of the following occur:

  foreign stock markets decline in value,

  the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Market Disruptions Risk; Sovereign Debt Crises Risks.  Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets.  Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and  elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have recently been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Performance Information

The returns presented below reflect the performance of Pioneer Cullen Value Fund, a series of the Pioneer Series Trust III (the “Pioneer Trust”), and its predecessor fund, the Cullen Value Fund, a previously existing series of the Cullen Funds Trust (the Pioneer Cullen Value Fund and its predecessor fund, the Cullen Value Fund, being collectively referred to herein as the “Predecessor Fund”) through July 31, 2012. The following is a summary of the history of the Predecessor Fund:

•	July 1, 2000: The Cullen Funds Trust launches a series called the Cullen Value Fund. The Cullen Value Fund is advised by the Adviser.

•	February 25, 2005: Pursuant to an agreement and plan of reorganization, the Cullen Value Fund is reorganized as the Pioneer Cullen Value Fund, a series of the Pioneer Trust Series III (the “Pioneer Trust”). Pioneer Investment Management, Inc. (“Pioneer”) serves as the investment adviser to the Pioneer Cullen Value Fund and the Adviser is retained as a sub-adviser to the Pioneer Cullen Value Fund.

•	July 31, 2012: The sub-advisory agreement between the Adviser and Pioneer is terminated, with Pioneer remaining as the sole adviser of the Pioneer Cullen Value Fund. The Pioneer Cullen Value Fund is renamed the Pioneer Fundamental Value Fund.

•	James P. Cullen, John C. Gould and Brooks H. Cullen have had primary responsibility for the day-to-day management of the Pioneer Cullen Value Fund through July 31, 2012.

Since the Predecessor Fund’s launch on March 25, 2000, the Adviser has been the sole investment advisory firm with day-to-day investment management responsibility for the portfolio of the Predecessor Fund, and the Adviser is the sole investment adviser to the Value Fund.

The Predecessor Fund had virtually identical investment objectives, strategies and policies through July 31, 2012 as the Value Fund. The individuals who had primary responsibility for the day-to-day management of the Predecessor Fund until July 31, 2012 have primary responsibility for the day-to-day management of the Value Fund. Accordingly, the Value Fund has determined to include in this Prospectus the performance of the Predecessor Fund.

The following performance information indicates some of the risks of investing in the shares of the Value Fund by showing the variability of the Predecessor Fund’s Class A shares (the class which, together with its predecessor share class, has the longest period of annual returns). The performance information reflects the deduction of applicable sales loads for the Predecessor Fund’s Class A shares. The Value Fund’s Retail Class and Class I have no such sales loads. The bar chart shows the total return of the Predecessor Fund by showing the changes in the Predecessor Fund’s performance from year to year (on a calendar year basis). The table shows the Predecessor Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Predecessor Fund.

Remember, the Value Fund and the Predecessor Fund are two separate funds and the past performance of the Predecessor Fund, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future. Updated performance for the Value Fund will be available on a quarterly basis at www.cullenfunds.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Value Fund (the “Value Fund”) seeks long-term capital appreciation and current income. Capital appreciation is a primary objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Value Fund invests, under normal circumstances, at least 80% of its net assets in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depository Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Value Fund invests, under normal circumstances, at least 80% of its net assets in common stocks of companies across all market capitalizations.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Small- and Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of small- and medium-capitalization companies. Small- and medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Value Fund if any of the following occur:

  foreign stock markets decline in value,

  the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Market Disruptions Risk; Sovereign Debt Crises Risks.  Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets.  Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and  elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have recently been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented below reflect the performance of Pioneer Cullen Value Fund, a series of the Pioneer Series Trust III (the “Pioneer Trust”), and its predecessor fund, the Cullen Value Fund, a previously existing series of the Cullen Funds Trust (the Pioneer Cullen Value Fund and its predecessor fund, the Cullen Value Fund, being collectively referred to herein as the “Predecessor Fund”) through July 31, 2012. The following is a summary of the history of the Predecessor Fund:

•	July 1, 2000: The Cullen Funds Trust launches a series called the Cullen Value Fund. The Cullen Value Fund is advised by the Adviser.

•	February 25, 2005: Pursuant to an agreement and plan of reorganization, the Cullen Value Fund is reorganized as the Pioneer Cullen Value Fund, a series of the Pioneer Trust Series III (the “Pioneer Trust”). Pioneer Investment Management, Inc. (“Pioneer”) serves as the investment adviser to the Pioneer Cullen Value Fund and the Adviser is retained as a sub-adviser to the Pioneer Cullen Value Fund.

•	July 31, 2012: The sub-advisory agreement between the Adviser and Pioneer is terminated, with Pioneer remaining as the sole adviser of the Pioneer Cullen Value Fund. The Pioneer Cullen Value Fund is renamed the Pioneer Fundamental Value Fund.

•	James P. Cullen, John C. Gould and Brooks H. Cullen have had primary responsibility for the day-to-day management of the Pioneer Cullen Value Fund through July 31, 2012.

Since the Predecessor Fund’s launch on March 25, 2000, the Adviser has been the sole investment advisory firm with day-to-day investment management responsibility for the portfolio of the Predecessor Fund, and the Adviser is the sole investment adviser to the Value Fund.

The Predecessor Fund had virtually identical investment objectives, strategies and policies through July 31, 2012 as the Value Fund. The individuals who had primary responsibility for the day-to-day management of the Predecessor Fund until July 31, 2012 have primary responsibility for the day-to-day management of the Value Fund. Accordingly, the Value Fund has determined to include in this Prospectus the performance of the Predecessor Fund.

The following performance information indicates some of the risks of investing in the shares of the Value Fund by showing the variability of the Predecessor Fund’s Class A shares (the class which, together with its predecessor share class, has the longest period of annual returns). The performance information reflects the deduction of applicable sales loads for the Predecessor Fund’s Class A shares. The Value Fund’s Retail Class and Class I have no such sales loads. The bar chart shows the total return of the Predecessor Fund by showing the changes in the Predecessor Fund’s performance from year to year (on a calendar year basis). The table shows the Predecessor Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Predecessor Fund.

Remember, the Value Fund and the Predecessor Fund are two separate funds and the past performance of the Predecessor Fund, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future. Updated performance for the Value Fund will be available on a quarterly basis at www.cullenfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information indicates some of the risks of investing in the shares of the Value Fund by showing the variability of the Predecessor Fund's Class A shares (the class which, together with its predecessor share class, has the longest period of annual returns).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Value Fund and the Predecessor Fund are two separate funds and the past performance of the Predecessor Fund, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns presented below reflect the performance of Pioneer Cullen Value Fund, a series of the Pioneer Series Trust III (the "Pioneer Trust"), and its predecessor fund, the Cullen Value Fund, a previously existing series of the Cullen Funds Trust (the Pioneer Cullen Value Fund and its predecessor fund, the Cullen Value Fund, being collectively referred to herein as the "Predecessor Fund") through July 31, 2012.
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	500	[5]
Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	181
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	729	[5]
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.81%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	422	[5]

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase.
[2]	Other expenses are based on estimated amounts.
[3]	Does not include Acquired Fund Fees and Expenses.
[4]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2013. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Fund or the Adviser prior to its termination date.
[5]	The Expense Example amounts reflect the expense waiver and reimbursement agreement in effect through October 31, 2013. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.

Cullen Emerging Markets High Dividend Fund
Cullen Emerging Markets High Dividend Fund
Investment Objective
The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund”) seeks current income and long-term capital appreciation. Capital appreciation is a primary objective and current income is a secondary objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Cullen Emerging Markets High Dividend Fund		Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount redeemed)	[1]	2.00%	2.00%	2.00%
[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Operating Expenses Cullen Emerging Markets High Dividend Fund		Retail Class	Class C	Class I
Management Fee		1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	1.26%	1.26%	1.26%
Total Annual Fund Operating Expenses	[2]	2.54%	3.29%	2.29%
Acquired Fund Fees & Expenses		0.03%	0.03%	0.03%
Less Expense Reduction/Reimbursement	[3]	(1.26%)	(1.26%)	(1.26%)
Net Annual Fund Operating Expenses		1.28%	2.03%	1.03%
[1]	Other expenses are based on estimated amounts.
[2]	Does not include Acquired Fund Fees and Expenses.
[3]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares through October 31, 2013. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Fund or the Advisor prior ro its termination date.

Expense Example

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Cullen Emerging Markets High Dividend Fund (USD $)	1 Year	3 Years*
Retail Class	130	670	[1]
Class C	206	895	[1]
Class I	105	594	[1]
[1]	The Expense Example amounts reflect the expense waiver and reimbursement agreement in effect through October 31, 2013. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.

Portfolio Turnover

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance.

Principal Investment Strategies

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle economy. In selecting stocks, the Emerging Market High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs), Global Depository Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depository receipts”), and similar types of investments representing emerging markets securities. The Emerging Markets High Dividend Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure. The Emerging Markets High Dividend Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), and may also invest in money market funds.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, but the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

Principal Risks

Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

  foreign stock markets decline in value,

  the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

Risk of Investing in Emerging Market Countries. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may increase the Fund’s regulatory and compliance burden and/or decrease the Fund’s investors rights and protections. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Small- and Medium-Capitalization Companies Risks. The Emerging Markets High Dividend Fund may invest in the stocks of small- and medium-capitalization companies. Small- and medium-capitalization companies often have greater price volatility, less liquidity, narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Fund.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have recently been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Performance Information

No performance information is available for the Emerging Markets High Dividend Fund because it has not yet completed a full calendar year of operations. In the future, the Emerging Markets High Dividend Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Emerging Markets High Dividend Fund by comparing the Emerging Markets High Dividend Fund’s performance with a broad measure of market performance and by showing changes in the Emerging Markets High Dividend Fund’s performance from year to year. Updated performance information will be available at www.cullenfunds.com

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Cullen Emerging Markets High Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund”) seeks current income and long-term capital appreciation. Capital appreciation is a primary objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and current income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle economy. In selecting stocks, the Emerging Market High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depository Receipts (“ADRs”), European Depository Receipts (“EDRs), Global Depository Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depository receipts”), and similar types of investments representing emerging markets securities. The Emerging Markets High Dividend Fund may use derivative instruments, such as structured notes, futures, options and swap agreements, to gain or hedge exposure. The Emerging Markets High Dividend Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), and may also invest in money market funds.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, but the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditures, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

  future political and economic developments,

  the position of foreign withholding taxes on dividend and interest income payable on the securities,

  the possible establishment of exchange controls,

  the possible seizure or nationalization of foreign investments, and the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

  foreign stock markets decline in value,

  the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

  the value of a foreign currency declines relative to the U.S. dollar, or political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

Risk of Investing in Emerging Market Countries. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may increase the Fund’s regulatory and compliance burden and/or decrease the Fund’s investors rights and protections. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Small- and Medium-Capitalization Companies Risks. The Emerging Markets High Dividend Fund may invest in the stocks of small- and medium-capitalization companies. Small- and medium-capitalization companies often have greater price volatility, less liquidity, narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Fund.

Market Disruptions Risk; Sovereign Debt Crises Risks. Beginning in 2008 and continuing through much of 2009 and 2010, the global financial markets underwent pervasive and fundamental disruptions, resulting in substantial declines in valuation and liquidity in the global capital markets.  This global market turmoil, combined with a global reduction in the availability of credit, has led to an increased level of commercial and consumer delinquencies and contributed to a lack of consumer confidence, increased market volatility and reduction of business activity generally.  The resulting economic pressure on consumers and lack of confidence in the financial markets also adversely affected the equity markets. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have recently been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

In response to the recent financial crises, the Obama Administration and the U.S. Congress proposed sweeping reform of the U.S. financial regulatory system. After over a year of debate, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) became law in July 2010. Because many provisions of the Dodd-Frank Act require rulemaking by the applicable regulators before becoming fully effective and the Dodd-Frank Act mandates multiple agency reports and studies (which could result in additional legislative or regulatory action), it is difficult to predict the impact of the Dodd-Frank Act on the Fund, the Adviser and the markets in which they trade and invest. The Dodd-Frank Act could result in certain investment strategies in which the Fund engages or may have otherwise engaged becoming non-viable or non-economic to implement.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is available for the Emerging Markets High Dividend Fund because it has not yet completed a full calendar year of operations. In the future, the Emerging Markets High Dividend Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Emerging Markets High Dividend Fund by comparing the Emerging Markets High Dividend Fund’s performance with a broad measure of market performance and by showing changes in the Emerging Markets High Dividend Fund’s performance from year to year. Updated performance information will be available at www.cullenfunds.com

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, the Emerging Markets High Dividend Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Emerging Markets High Dividend Fund by comparing the Emerging Markets High Dividend Fund's performance with a broad measure of market performance and by showing changes in the Emerging Markets High Dividend Fund's performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is available for the Emerging Markets High Dividend Fund because it has not yet completed a full calendar year of operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cullenfunds.com
Retail Class
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	130
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	670	[5]
Class C
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	206
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895	[5]
Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.26%	[2]
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[3]
Less Expense Reduction/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[4]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594	[5]

[1]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase.
[2]	Other expenses are based on estimated amounts.
[3]	Does not include Acquired Fund Fees and Expenses.
[4]	Cullen Capital Management LLC (the "Adviser") has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses ("AFFE"), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares through October 31, 2013. The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement, recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Emerging Markets High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Fund or the Advisor prior ro its termination date.
[5]	The Expense Example amounts reflect the expense waiver and reimbursement agreement in effect through October 31, 2013. Thus, the 3 year example reflects the expense waiver and reimbursement only for the first year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 30, 2012